LVIP JPMorgan Mid Cap Value Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.83%
Banks–6.72%
Fifth Third Bancorp	101,330	$3,770,489
First Citizens BancShares, Inc. Class A	2,203	3,601,905
Huntington Bancshares, Inc.	291,129	4,061,249
M&T Bank Corp.	30,047	4,370,036
Regions Financial Corp.	198,045	4,166,867
		19,970,546
Beverages–1.49%
Constellation Brands, Inc. Class A	8,320	2,261,043
Keurig Dr Pepper, Inc.	70,157	2,151,715
		4,412,758
Building Products–2.59%
Carlisle Cos., Inc.	9,528	3,733,547
Fortune Brands Innovations, Inc.	46,827	3,964,842
		7,698,389
Capital Markets–6.06%
Ameriprise Financial, Inc.	14,285	6,263,115
Blue Owl Capital, Inc.	58,170	1,097,086
Northern Trust Corp.	24,425	2,171,871
Raymond James Financial, Inc.	35,992	4,622,093
State Street Corp.	49,775	3,848,603
		18,002,768
Chemicals–1.81%
Celanese Corp.	7,574	1,301,668
RPM International, Inc.	34,141	4,061,072
		5,362,740
Communications Equipment–0.80%
Motorola Solutions, Inc.	6,726	2,387,595
		2,387,595
Construction Materials–1.69%
Martin Marietta Materials, Inc.	8,161	5,010,364
		5,010,364
Consumer Finance–0.84%
Discover Financial Services	18,951	2,484,287
		2,484,287
Containers & Packaging–3.14%
Ball Corp.	33,356	2,246,860
Packaging Corp. of America	21,062	3,997,146
Silgan Holdings, Inc.	63,689	3,092,738
		9,336,744
Distributors–2.02%
Genuine Parts Co.	16,357	2,534,190
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors (continued)
LKQ Corp.	65,066	$3,475,175
		6,009,365
Diversified Financial Services–2.38%
Fidelity National Information Services, Inc.	36,460	2,704,603
MGIC Investment Corp.	140,602	3,143,861
Voya Financial, Inc.	16,333	1,207,335
		7,055,799
Electric Utilities–3.04%
Edison International	32,331	2,286,772
PG&E Corp.	231,080	3,872,901
Xcel Energy, Inc.	53,542	2,877,882
		9,037,555
Electrical Equipment–4.54%
Acuity Brands, Inc.	13,914	3,739,110
AMETEK, Inc.	24,848	4,544,699
Hubbell, Inc.	12,522	5,197,256
		13,481,065
Electronic Equipment, Instruments & Components–4.39%
Amphenol Corp. Class A	29,620	3,416,667
CDW Corp.	9,548	2,442,187
Jabil, Inc.	5,819	779,455
†Teledyne Technologies, Inc.	8,687	3,729,503
†Zebra Technologies Corp. Class A	8,833	2,662,620
		13,030,432
Entertainment–1.24%
†Liberty Media Corp.-Liberty Live Class C	30,094	1,318,719
†Take-Two Interactive Software, Inc.	15,976	2,372,276
		3,690,995
Equity Real Estate Investment Trusts–0.49%
WP Carey, Inc.	26,030	1,469,133
		1,469,133
Food & Staples Retailing–2.04%
Kroger Co.	43,549	2,487,954
†U.S. Foods Holding Corp.	66,300	3,578,211
		6,066,165
Food Products–0.74%
†Post Holdings, Inc.	20,656	2,195,320
		2,195,320
Gas Utilities–0.83%
National Fuel Gas Co.	45,741	2,457,207
		2,457,207
LVIP JPMorgan Mid Cap Value Fund–1

LVIP JPMorgan Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–1.50%
†Globus Medical, Inc. Class A	27,197	$1,458,847
Zimmer Biomet Holdings, Inc.	22,690	2,994,626
		4,453,473
Health Care Providers & Services–5.16%
Cencora, Inc.	22,500	5,467,275
†Henry Schein, Inc.	49,095	3,707,654
Laboratory Corp. of America Holdings	11,927	2,605,573
Quest Diagnostics, Inc.	15,302	2,036,849
Universal Health Services, Inc. Class B	8,320	1,518,067
		15,335,418
Health Care REITs–0.37%
Ventas, Inc.	25,153	1,095,162
		1,095,162
Hotel & Resort REITs–0.44%
Host Hotels & Resorts, Inc.	63,812	1,319,632
		1,319,632
Hotels, Restaurants & Leisure–1.80%
Darden Restaurants, Inc.	14,391	2,405,456
†Expedia Group, Inc.	21,463	2,956,528
		5,361,984
Household Durables–0.97%
†Mohawk Industries, Inc.	22,008	2,880,627
		2,880,627
Household Products–0.44%
Energizer Holdings, Inc.	44,311	1,304,516
		1,304,516
Industrial REITs–0.66%
Rexford Industrial Realty, Inc.	39,170	1,970,251
		1,970,251
Insurance–6.43%
†Arch Capital Group Ltd.	52,032	4,809,838
Globe Life, Inc.	16,290	1,895,667
Hartford Financial Services Group, Inc.	40,370	4,160,129
Loews Corp.	67,913	5,316,909
W R Berkley Corp.	33,067	2,924,445
		19,106,988
Interactive Media & Services–0.87%
†IAC, Inc.	48,223	2,572,215
		2,572,215
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–1.05%
†GoDaddy, Inc. Class A	26,248	$3,115,113
		3,115,113
Machinery–9.20%
Dover Corp.	20,616	3,652,949
IDEX Corp.	11,991	2,926,044
ITT, Inc.	35,107	4,775,605
Lincoln Electric Holdings, Inc.	19,473	4,974,183
†Middleby Corp.	22,859	3,675,499
Snap-on, Inc.	15,829	4,688,866
Timken Co.	29,991	2,622,113
		27,315,259
Media–0.52%
†Liberty Media Corp.-Liberty SiriusXM Class C	52,476	1,559,062
		1,559,062
Metals & Mining–0.42%
Freeport-McMoRan, Inc.	26,634	1,252,331
		1,252,331
Multi-Utilities–2.91%
CMS Energy Corp.	75,361	4,547,283
WEC Energy Group, Inc.	49,896	4,097,459
		8,644,742
Office REITs–0.59%
Boston Properties, Inc.	26,860	1,754,227
		1,754,227
Oil, Gas & Consumable Fuels–3.93%
Coterra Energy, Inc.	95,092	2,651,165
Diamondback Energy, Inc.	22,417	4,442,377
Williams Cos., Inc.	117,840	4,592,225
		11,685,767
Pharmaceuticals–0.74%
†Jazz Pharmaceuticals PLC	18,297	2,203,325
		2,203,325
Real Estate Management & Development–0.73%
†CBRE Group, Inc. Class A	22,218	2,160,478
		2,160,478
Residential REITs–3.09%
American Homes 4 Rent Class A	67,280	2,474,558
AvalonBay Communities, Inc.	11,024	2,045,614
Essex Property Trust, Inc.	5,537	1,355,513
Mid-America Apartment Communities, Inc.	13,561	1,784,356
Sun Communities, Inc.	11,724	1,507,472
		9,167,513
LVIP JPMorgan Mid Cap Value Fund–2

LVIP JPMorgan Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs–2.09%
Brixmor Property Group, Inc.	42,231	$990,317
Federal Realty Investment Trust	12,666	1,293,452
Kimco Realty Corp.	103,096	2,021,712
Regency Centers Corp.	31,244	1,892,137
		6,197,618
Semiconductors & Semiconductor Equipment–1.03%
Microchip Technology, Inc.	33,963	3,046,821
		3,046,821
Specialized REITs–1.70%
Rayonier, Inc.	58,921	1,958,534
Weyerhaeuser Co.	85,884	3,084,095
		5,042,629
Specialty Retail–2.90%
†AutoZone, Inc.	1,121	3,533,000
Bath & Body Works, Inc.	54,212	2,711,684
Best Buy Co., Inc.	28,848	2,366,401
		8,611,085
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–2.44%
Carter's, Inc.	34,410	$2,913,839
Ralph Lauren Corp.	12,831	2,409,148
Tapestry, Inc.	40,621	1,928,685
		7,251,672
Total Common Stock (Cost $153,447,381)		293,567,135

MONEY MARKET FUND–1.19%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	3,549,527	3,549,527
Total Money Market Fund (Cost $3,549,527)		3,549,527

TOTAL INVESTMENTS–100.02% (Cost $156,996,908)	297,116,662
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(69,794)
NET ASSETS APPLICABLE TO 26,710,270 SHARES OUTSTANDING–100.00%	$297,046,868

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP JPMorgan Mid Cap Value Fund–3

LVIP JPMorgan Mid Cap Value Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Mid Cap Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$293,567,135	$—	$—	$293,567,135
Money Market Fund	3,549,527	—	—	3,549,527
Total Investments	$297,116,662	$—	$—	$297,116,662
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan Mid Cap Value Fund–4